DERIVATIVES	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES	DERIVATIVES
The Company uses foreign currency forward contracts, cross-currency swaps, and interest rate swap agreements to manage risks associated with foreign currency exchange rates, net investments in foreign operations, and interest rates. The Company does not hold derivative financial instruments of a speculative nature or for trading purposes. The Company records derivatives as assets and liabilities on the consolidated balance sheets at fair value. Changes in fair value are recognized immediately in earnings unless the derivative qualifies and is designated as a hedge under ASC 815, Derivatives and Hedging. Cash flows from derivatives are classified in the consolidated statements of cash flows in the same category as the cash flows from the items subject to designated hedge or undesignated (economic) hedge relationships. The Company evaluates hedge effectiveness at inception and on an ongoing basis. If a derivative is no longer expected to be effective, hedge accounting is discontinued.
The Company is exposed to credit risk in the event of nonperformance of counterparties for foreign currency forward exchange contracts, cross currency swaps, and interest rate swap agreements. The Company monitors its exposure to credit risk by using credit approvals and credit limits and by selecting major global banks and financial institutions as counterparties. The Company does not enter into derivative transactions for trading purposes and is not party to any derivatives that require collateral to be posted prior to settlement.
Certain of the Company’s derivative transactions are subject to master netting arrangements that allow the Company to net settle contracts with the same counterparties. These arrangements do not call for collateral and no cash collateral has been received or pledged related to the underlying derivatives.
The following table presents the fair value of derivative instruments:

	December 31, 2024			December 31, 2023
	Outstanding Gross Notional Amount	Other Assets	Other Noncurrent Liabilities	Outstanding Gross Notional Amount	Other Assets	Other Noncurrent Liabilities
Derivatives designated as hedging instruments:
Cash flow hedges –
Interest rate swaps	$1,840	$25	$—	$1,120	$7	$—
Cross currency contracts	120	14	—	120	10	—
Foreign currency forward contracts	—	—	—	—	—	—
Fair value hedges – cross currency contracts	737	54	—	721	17	—
Net investment hedges – cross currency contracts	230	28	—	230	20	—
Total derivatives designated as hedging instruments	$2,927	$121	$—	$2,191	$54	$—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	$77	$—	$—	$73	$—	$1
Total derivatives not designated as hedging instruments	$77	$—	$—	$73	$—	$1
Total derivatives	$3,004	$121	$—	$2,264	$54	$1
The following table presents the effect of derivatives on the consolidated statements of operations:

		Amount of income (expense) recognized in income
	Location of income (expense) recognized in income	Year ended December 31,
Derivatives		2024	2023	2022
Cash flow hedging relationships:
Interest rate swaps	Interest expense, net	$32	$32	$1
Cross currency contracts	Investment expense (income) and other, net	7	(3)	6
Cross currency contracts	Interest expense, net	2	2	2
Fair value hedging relationships:
Cross currency contracts	Investment expense (income) and other, net	37	(25)	53
Cross currency contracts	Interest expense, net	3	2	3
Net investment hedging relationships:
Cross currency contracts	Interest expense, net	4	4	4
Not designated as hedging instruments:
Foreign currency forward contracts	Investment expense and other, net	—	1	2
Currency Effects
The income (expense) from derivatives designed to offset foreign currency exposure and recorded in investment expense (income) and other, net were offset by foreign currency transaction gains and losses resulting in a net (loss) gain of $(2), $1 and $(2) for the years ended December 31, 2024, 2023, and 2022, respectively.
The following table presents the effect of cash flow and fair value hedge accounting on accumulated other comprehensive income (loss) ("AOCI"):

	Amount of gain (loss) recognized in other comprehensive income			Location of gain (loss) reclassified from AOCI into income	Amount of gain (loss) reclassified from AOCI into income
	Year ended December 31,				Year ended December 31,
Derivatives	2024	2023	2022		2024	2023	2022
Cash flow hedging relationships:
Interest rate swaps	$14	$(6)	$48	Interest expense, net	$13	$16	$3
Cross currency contracts	(2)	(3)	3	Investment expense (income) and other, net	7	(3)	10
Fair value hedging relationships:
Cross currency contracts	—	(6)	(2)	Investment expense (income) and other, net	36	(25)	53
Net investment hedging relationships:
Cross currency contracts	7	(9)	14	Interest expense, net	1	1	—
Cash flow hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge components excluded from the assessment of effectiveness are recognized in current earnings.
Interest rate swaps
The Company manages its fixed and floating rate debt mix using interest rate swaps. The Company uses interest rate swap contracts to separate interest rate risk management from the debt funding decision. The Company elected a method that does not require continuous evaluation of hedge effectiveness.
During 2022, the Company terminated the previously outstanding $720 notional amount interest rate swap with a maturity date in October 2024 ("2024 Interest Rate Swap"). The present value as of the date of termination of the 2024 Interest Rate Swap was recorded in AOCI on the consolidated balance sheets. The fair value previously recognized in AOCI related to interest rate movements of the 2024 Interest Rate Swap was amortized to interest expense on a straight-line basis through October 2024. As of December 31, 2024, no unrealized pre-tax gains related to the terminated swap remained in AOCI.
The Company has an aggregate $720 notional amount interest rate swap ("2026 Interest Rate Swap") and aggregate $400 notional swaps ("2028 Interest Rate Swap"), each amended on May 19, 2023 in connection with the transition to the Secured Overnight Financing Rate ("SOFR"). Refer to Note 13 – "Debt" for additional information. The 2026 Interest Rate Swap exchanges a variable rate of interest (SOFR) for an average fixed rate of interest of approximately 3.59% over the term of the agreement, which matures in October 2026. The 2028 Interest Rate Swap exchanges a variable rate of interest (SOFR) for an average fixed rate of interest of approximately 3.41% over the term of the agreements, which mature January 2028.
On September 18, 2024, the Company entered into a $720 notional amount forward starting interest rate swap that exchanges a variable rate of interest (SOFR) for an average fixed rate of interest of approximately 3.13% over the term of the agreement, commencing in October 2026 and maturing in January 2029 ("2029 Interest Rate Swap"). Upon commencement, the 2029 Interest Rate Swap will cover the remainder of the interest payments starting in October 2026 to the maturity of the 2021 Term Loan.
As of December 31, 2024, the Company had $1,840 total notional amount outstanding in the 2026 Interest Rate Swap, the 2028 Interest Rate Swap, and the 2029 Interest Rate Swap. The Company has designated these swaps as cash flow hedges of the interest rate risk attributable to forecasted variable interest (SOFR) payments for its SOFR-based term loans of $2,157. As of December 31, 2024, the weighted-average fixed rate of interest on these swaps was approximately 3.52%. Variations in the assets and liability balances are primarily driven by changes in the applicable forward yield curves related to SOFR.
Cross-currency swaps
The Company enters into cross currency exchange contracts utilized to hedge against the effect of exchange rate fluctuations on cash flows denominated in foreign currencies and to hedge exposures of certain intercompany loans subject to changes in foreign currency exchange rates. The Company periodically assesses whether its currency exchange contracts are effective, and when a contract is determined to be no longer effective as a hedge, the Company discontinues hedge accounting prospectively.
During 2021, the Company entered into two cross-currency swaps designated as cash flow hedges with gross notional U.S. dollar equivalent amounts of $26 and $94 with maturity dates of September 2027 and 2030, respectively.
Foreign currency forward contracts
The Company utilizes foreign currency forward contracts to hedge the effect of foreign currency exchange rate fluctuations on forecasted foreign currency transactions, including inventory purchases and intercompany charges and other payments. These forward contracts are designated as cash flow hedges. The changes in fair value of these contracts are recorded in other comprehensive income until the hedged items affect earnings, at which time the hedge gain or loss is reclassified into current earnings.
The Company periodically assesses whether its currency exchange contracts are effective, and when a contract is determined to be no longer effective as a hedge, the Company discontinues hedge accounting prospectively.
As of December 31, 2024, the Company had $0 total notional amount outstanding in foreign currency forward contracts designated as cash flow hedges.
Fair value hedges
The Company has certain intercompany loans subject to changes in foreign currency exchange rates. In June 2024, to hedge these exposures, the Company entered into a cross currency swap maturing June 2029 and designated as a fair value hedge with a gross notional U.S. dollar equivalent of $16 in AUD. In 2022, the Company entered into three cross currency swaps all with maturity dates of January 2027 and are designated as fair value hedges with gross notional U.S. dollar equivalents of $271, $241, and $209 in GBP, CAD, and EUR, respectively. The Company measures the effectiveness of fair value hedges on a spot-to-spot basis. Accordingly, the spot-to-spot change in the derivative fair values are recorded in the consolidated statements of operations and perfectly offset the spot-to-spot change in the underlying intercompany loans, and as such, these hedges are deemed highly effective. The excluded component of the fair values of these derivatives is reported in AOCI within shareholders’ equity in the consolidated balance sheets. Any cash flows associated with these instruments are included in operating activities in the consolidated statements of cash flows.
Net investment hedge
The Company has net investments in foreign subsidiaries subject to changes in foreign currency exchange rates. During 2021, the Company entered into a $230 notional foreign currency swap designated as a net investment hedge for a portion of the Company’s net investments in Euro-denominated subsidiaries. Gains and losses resulting from a change in fair value of the net investment hedge are offset by gains and losses on the underlying foreign currency exposure and are included in AOCI in the consolidated balance sheets.
During 2021, the Company amended the critical terms of the foreign currency swap by extending the maturity date to July 2029 and modifying the U.S. dollar and Euro coupons. The amended swap was redesignated as a net investment hedge and is recorded at fair value with changes recorded in AOCI. The initial net investment hedge was dedesignated. The amended net investment hedge reduces the Company’s interest expense by approximately $3 annually and reduces its overall effective interest rate by approximately 24 basis points.
The fair value previously recognized in AOCI related to interest rate movements of the dedesignated swap is being amortized to interest expense on a straight-line basis through the third quarter of 2029 and reduces the Company's interest expense by approximately $1 annually.
Foreign currency forward contracts
The Company utilizes foreign currency forward contracts to hedge the effect of foreign currency exchange rate fluctuations on confirmed foreign currency transactions, including inventory purchases and intercompany charges and other payments. These forward contracts are undesignated for hedge accounting purposes. The changes in fair value of these contracts are recorded in investment expense (income) and other, net.